Note 6 - Term Loans, Revolving Line of Credit and Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
PFG Loan [Member]
Notes Tables
Schedule of Debt Discount [Table Text Block]	<table style="margin-right: 20%; margin-left: 72pt; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;" cellspacing="0" cellpadding="0" border="0"> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="width: 81%; padding-left: 0pt;">Fees paid to the lender and third parties</td> <td style="width: 1%;"> </td> <td style="width: 1%;">$</td> <td style="width: 16%; text-align: right;"> 44,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td>Back-end fee</td> <td style="width: 1%;"> </td> <td style="width: 1%;"> </td> <td style="width: 16%; text-align: right;"> 76,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td>Estimated fair value of embedded equity forward</td> <td style="width: 1%;"> </td> <td style="width: 1%;"> </td> <td style="width: 16%; text-align: right;"> 49,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td>Fair value of 190,000 shares of common stock issued to lender</td> <td style="width: 1%;"> </td> <td style="width: 1%; border-bottom: thin solid rgb(0, 0, 0);"> </td> <td style="width: 16%; border-bottom: 1px solid rgb(0, 0, 0); text-align: right;"> 157,000 </td> <td style="width: 1%; border-bottom: 1px solid rgb(0, 0, 0); margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="padding-left: 9pt;">Aggregate discount amount</td> <td style="width: 1%;"> </td> <td style="width: 1%;">$</td> <td style="width: 16%; text-align: right;"> 326,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> </table>	<table style="margin-right: 10%; margin-left: 10%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;" cellspacing="0" cellpadding="0" border="0"> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="width: 81%;">Fees paid to the lender and third parties</td> <td style="width: 1%;"> </td> <td style="width: 1%;">$</td> <td style="width: 16%; text-align: right;"> 44,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td>Back-end fee</td> <td style="width: 1%;"> </td> <td style="width: 1%;"> </td> <td style="width: 16%; text-align: right;"> 76,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td>Estimated fair value of embedded equity forward</td> <td style="width: 1%;"> </td> <td style="width: 1%;"> </td> <td style="width: 16%; text-align: right;"> 49,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td>Fair value of 190,000 shares of common stock issued to lender</td> <td style="width: 1%;"> </td> <td style="width: 1%; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; border-bottom: 1px solid rgb(0, 0, 0);"> 157,000 </td> <td style="width: 1%; padding-bottom: 1px; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="padding-left: 9pt;">Aggregate discount amount</td> <td style="width: 1%;"> </td> <td style="width: 1%;">$</td> <td style="width: 16%; text-align: right;"> 326,000 </td> <td style="width: 1%; margin-left: 0pt;" nowrap="nowrap"> </td> </tr> </table>